Investment in associates (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Investment in Associates

Details of investment in associates are as follows:

	Country of incorporation and business	Measurement method	December 31, 2016		December 31, 2017
Investee company			Carrying amount	Ownership	Carrying amount		Ownership
			NT$000%		NT$000	US$000%
JMC ELECTRONICS CO., LTD. (“JMC”)	Kaohsiung Taiwan	Equity method	369,329	21.22	373,276	12,593	19.10
ChipMOS Shanghai	Shanghai PRC	Equity method	—	—	3,060,056	103,241	45.02

Summarized Financial Information for Investment in Material Associates

The tables below provide summarized financial information for the investment in associates that are material to the Group.

Statements of financial position

	JMC
	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Current assets	904,571	833,914	28,134
Non-current assets	876,314	1,161,620	39,191
Current liabilities	(258,513)	(284,580)	(9,601)
Non-current liabilities	(2,491)	(1,756)	(59)

Total net assets	1,519,881	1,709,198	57,665

Group’s share	322,509	326,456	11,014
Goodwill	46,820	46,820	1,579

Carrying amount	369,329	373,276	12,593

Statements of financial position

	ChipMOS Shanghai
	December 31, 2017	December 31, 2017
	NT$000	US$000
Current assets	3,380,641	114,056
Non-current assets	2,766,839	93,348
Current liabilities	(460,054)	(15,521)
Non-current liabilities	(489,097)	(16,501)

Total net assets	5,198,329	175,382

Group’s share	2,340,506	78,965
Depreciable assets	703,536	23,736
Goodwill	22,118	746
Inter-company transactions and amortization	(6,104)	(206)

Carrying amount	3,060,056	103,241

Statements of comprehensive income

	JMC
	Year ended December 31,
	2016	2017	2017
	NT$000	NT$000	US$000
Revenue	1,667,761	1,322,928	44,633

Profit for the year from continuing operations	136,303	4,414	149
Other comprehensive income, net of income tax	(627)	2,903	98

Total comprehensive income	135,676	7,317	247

Dividend received from the associate	5,730	14,325	483

	ChipMOS Shanghai
	Year ended December 31,
	2017	2017
	NT$000	US$000
Revenue	1,141,415	38,509

Loss for the year from continuing operations	(348,472)	(11,757)
Other comprehensive income, net of income tax	—	—

Total comprehensive income	(348,472)	(11,757)

Dividend received from the associate	—	—